Contingent Liabilities and Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of contingent liabilities

	2022 US$m	2021 US$m
Contingent liabilities at reporting date

Contingent liabilities	161	195
Guarantees	2	7
	163	202